PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2012
PROPERTY, PLANT AND EQUIPMENT
8.	PROPERTY, PLANT AND EQUIPMENT

	December 31, 2012	December 31, 2011
Cost	5,255.6	5,145.6
Accumulated depreciation and amortization	(3,188.4)	(3,055.4)

	2,067.2	2,090.2

Mining properties, mine development costs, mine plant facilities and mineral interests	2,019.3	2,049.7
Asset rehabilitation costs	30.2	21.3
Other non-mining assets	17.7	19.2

	2,067.2	2,090.2

Included in property, plant and equipment is:
— Cumulative capitalized interest, net of amortization of:	2.5	2.6
— Depreciation charge for the period on property, plant and equipment:	304.1	323.9